Convertible Instruments and Accrued Interest	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Convertible Instruments and Accrued Interest
Convertible Instruments and Accrued Interest

Note 5. Convertible Instruments and Accrued Interest

Convertible preferred stock

The following table presents the number of potentially issuable shares of common stock should shares of preferred stock and amounts of undeclared and accrued preferred dividends be converted to common stock.

	February 28, 2023			May 31, 2022
(in thousands except conversion rate)	Series B	Series C	Series D	Series B	Series C	Series D
Shares of preferred stock	19	6	9	19	7	9
Common stock conversion rate	10:1	2,000:1	1,250:1	10:1	2,000:1	1,250:1
Total shares of common stock if converted	190	12,670	10,565	190	13,806	10,565
Undeclared dividends	$14	$—	$—	$10	$—	$—
Accrued dividends	$—	$2,341	$2,594	$—	$2,014	$1,963
Total shares of common stock if dividends converted	28	4,682	5,188	20	4,028	3,926

Under the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), dividends on its outstanding shares of Series B Convertible Preferred Stock (the “Series B preferred stock”) may be paid in cash or shares of the Company’s common stock at the option of the Company. Dividends on outstanding shares of Series C Convertible Preferred Stock (the “Series C preferred stock”) and Series D Convertible Preferred Stock (the “Series D preferred stock”) are payable in cash or shares of common stock at the election of the holder. The preferred stockholders have the right to dividends only when and if declared by the Company’s Board of Directors. Under Section 170 of the Delaware General Corporation Law, the Company is permitted to pay dividends only out of capital surplus or, if none, out of net profits for the fiscal year in which the dividend is declared or net profits from the preceding fiscal year.

Series B preferred stock provides for a liquidation preference over the common shares of $5.00 per share, plus any accrued and unpaid dividends. In the event of liquidation, holders of Series D preferred stock will be entitled to receive, on a pari passu basis with the holders of Series C preferred stock, and in preference of any payment or distribution to holders of the Series B preferred stock and common stock, an amount per share equal to $1,000 per share plus any accrued and unpaid dividends.

Convertible notes and accrued interest

Key terms of the outstanding convertible notes are as follows:

	February 28, 2023
	April 2, 2021 Note	April 23, 2021 Note
Interest rate per annum	10%	10%
Conversion price per share upon five trading days' notice	$10.00	$10.00
Party that controls the conversion rights	Investor	Investor
Maturity date	April 5, 2023	April 23, 2023
Security interest	All Company assets excluding intellectual property

In addition to standard anti-dilution adjustments, the conversion price of the April 2, 2021 Note and April 23, 2021 Note is subject to full-ratchet anti-dilution protection, pursuant to which the conversion price will be automatically reduced to equal the effective price per share in any new offering by the Company of equity securities that have registration rights, are registered or become registered under the Securities Act of 1933, as amended (the “Securities Act”). The April 2, 2021 Note and April 23, 2021 Note provide for liquidated damages upon failure to deliver common stock within specified timeframes and require the Company to maintain a share reservation of 6.0 million shares of common stock for each Note. Subsequent to February 28, 2023, the Company and the noteholders of the April 2, 2021 Note and April 23, 2021 Note, entered into amendments to the existing Notes, extending the original maturity date of each Note two years, for further information see Note 11, Subsequent Events.

	February 28, 2023			May 31, 2022
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total	April 2, 2021 Note	April 23, 2021 Note	Total
Convertible notes payable outstanding principal	$7,819	$28,500	$36,319	$9,819	$28,500	$38,319
Less: Unamortized debt discount and issuance costs	(49)	(257)	(306)	(512)	(1,566)	(2,078)
Convertible notes payable, net	7,770	28,243	36,013	9,307	26,934	36,241
Accrued interest on convertible notes	3,535	5,886	9,421	2,599	3,375	5,974
Outstanding convertible notes payable, net and accrued interest	$11,305	$34,129	$45,434	$11,906	$30,309	$42,215

Reconciliation of changes to the outstanding balance of convertible notes, including accrued interest, were as follows:

(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total
Outstanding balance at May 31, 2022	$11,906	$30,309	$42,215
Amortization of issuance discount and costs	463	1,309	1,772
Interest expense	936	2,511	3,447
Fair market value of shares exchanged for repayment	(2,656)	—	(2,656)
Difference between market value of common shares and reduction of principal	656	—	656
Outstanding balance at February 28, 2023	$11,305	$34,129	$45,434

Long-term convertible note – April 2, 2021 Note

During the nine months ended February 28, 2023, in satisfaction of redemptions, the Company and the April 2, 2021 Noteholder entered into four exchange agreements, pursuant to which the April 2, 2021 Note was partitioned into new notes (the “Partitioned Notes”) with an aggregate principal amount of $2.0 million, which was exchanged concurrently with the issuance of an aggregate amount of approximately 9.0 million shares of common stock. The outstanding balance of the April 2, 2021 Note was reduced by the Partitioned Notes to a principal amount of $7.8 million. The Company accounted for the Partitioned Notes and exchange settlement as an induced conversion, and, accordingly, recorded a non-cash loss on convertible debt induced conversion of $2.0 million for the three months ended February 28, 2023. For the nine months ended February 28, 2023 and 2022, the Company recorded $2.7 million and $18.9 million, respectively, in loss on convertible debt induced conversion related to the April 2, 2021 note.

As of March 31, 2023, the holders of the April 2 and April 23 Notes had waived all provisions in the notes that, based on the occurrence of various events through that date, could have triggered the imposition of a default interest rate, a downward adjustment of the conversion price, or specified other provisions relating to default, breach or imposition of a penalty. Accordingly, the Company was not in default under the notes on February 28, 2023. Refer to Note 6, Equity Awards and Warrants.

Please refer to Note 6, Convertible Instruments and Accrued Interest, in the Company’s 2022 Form 10-K for additional information.

Note 6. Convertible Instruments and Accrued Interest

Convertible Preferred Stock

	As of May 31,
	2022			2021
(in thousands)	Series B	Series C	Series D	Series B	Series C	Series D
Undeclared dividends	$10	$—	$—	$18	$—	$—
Accrued dividends	$—	$2,014	$1,963	$—	$1,530	$1,117
Shares of common stock	20	4,028	3,926	36	3,060	2,234

Under the Company’s Certificate of Incorporation, the Company has the right to elect to pay dividends on its outstanding preferred stock in shares of the Company’s common stock. Shares of common stock presented in the table above represent the number of shares that would have been issued had the dividend been paid in shares of the Company’s common stock as of the end of each presented period; undeclared dividends are accrued as of May 31, 2022. Under Section 170 of the Delaware General Corporation Law, the Company is permitted to pay dividends only out of capital surplus or, if none, out of net profits for the fiscal year in which the dividend is declared or net profits from the preceding fiscal year. As of May 31, 2022, the Company had an accumulated deficit of approximately $766.1 million and had net loss in each fiscal year since inception and, therefore, is prohibited from paying any dividends, whether in cash, other property, or in shares of capital stock. Refer to the discussion below for additional information.

Series B Convertible Preferred Stock

Each share of the Series B Preferred Stock is convertible into ten shares of the Company’s common stock. Dividends are payable to the Series B Preferred stockholders when and as declared by the Board at the rate of $0.25 per share per annum. Such dividends are cumulative and accrue whether or not declared and whether or not there are any profits, surplus or other funds or assets of the Company legally available therefor. At the option of the Company, dividends on the Series B Preferred Stock may be paid in cash or shares of the Company’s common stock, valued at $0.50 per share. The preferred shareholders can only convert their shares to shares of common stock if the Company has sufficient authorized shares of common stock at the time of conversion. The Series B Preferred Stock has liquidation preferences over the common shares at $5.00 per share, plus any accrued and unpaid dividends. Except as provided by law, the Series B holders have no voting rights.

Series C Convertible Preferred Stock

The Series C Certificate of Designation provides, among other things, that holders of Series C Preferred Stock shall be entitled to receive, when and as declared by the Board and out of any assets at the time legally available therefor, cumulative dividends at the rate of ten percent (10%) per share per annum of the stated value of the Series C Preferred Stock, which is $1,000 per share (the “Series C Stated Value”). Any dividends paid by the Company will be paid to the holders of Series C Preferred Stock prior and in preference to any payment or distribution to holders of common stock. Dividends on the Series C Preferred Stock are cumulative, and will accrue and be compounded annually, whether or not declared and whether or not there are any profits, surplus or other funds or assets of the Company legally available therefor. There are no sinking fund provisions applicable to the Series C Preferred Stock. The Series C Preferred Stock does not have redemption rights. Dividends, if declared by the Board, are payable to holders in arrears on December 31 of each year. Subject to the provisions of applicable Delaware law, the holder may elect to be paid in cash or in restricted shares of common stock at the rate of $0.50 per share. In the event of liquidation, dissolution or winding up of the Company, the holders of Series C Preferred Stock will be entitled to receive, on a pari passu basis with the holders of the Series D Preferred Stock and in preference to any payment or distribution to any holders of the Series B Preferred Stock or common stock, an amount per share equal to the Series C Stated Value plus the amount of any accrued and unpaid dividends. If, at any time while the Series C Preferred Stock is outstanding, the Company effects a reorganization, merger or consolidation of the Company, sale of substantially all of its assets, or other specified transaction (each, as defined in the Series C Certificate of Designation, a “Fundamental Transaction”), a holder of the Series C Preferred Stock will have the right to receive any shares of the acquiring corporation or other consideration it would have been entitled to receive if it had been a holder of the number of shares of common stock then issuable upon conversion in full of the Series C Preferred Stock immediately prior to the Fundamental Transaction. Each share of Series C Preferred Stock is convertible at any time at the holder’s option into that number of fully paid and nonassessable shares of common stock determined by dividing the Series C Stated Value by the conversion price of $0.50 (subject to adjustment as set forth in the Series C Certificate of Designation). No fractional shares will be issued upon the conversion of the Series C Preferred Stock. Except as otherwise provided in the Series C Certificate of Designation or as otherwise required by law, the Series C Preferred Stock has no voting rights.

Series D Convertible Preferred Stock

The Series D Certificate of Designation provides, among other things, that holders of Series D Preferred Stock shall be entitled to receive, when and as declared by the Company’s Board of Directors and out of any assets at the time legally available therefor, cumulative dividends at the rate of ten percent (10%) per share per annum of the stated value of the Series D Preferred Stock, which is $1,000 per share (the “Series D Stated Value”). Any dividends paid by the Company will first be paid to the holders of Series D Preferred Stock prior and in preference to any payment or distribution to holders of common stock. Dividends on the Series D Preferred Stock are cumulative, and will accrue and be compounded annually, whether or not declared and whether or not there are any profits, surplus or other funds or assets of the Company legally available therefor. There are no sinking fund provisions applicable to the Series D Preferred Stock. The Series D Preferred Stock does not have redemption rights. Dividends, if declared by the Board, are payable to holders in arrears on December 31 of each year. Subject to the provisions of applicable Delaware law, the holder may elect to be paid in cash or in restricted shares of common stock at the rate of $0.50 per share. In the event of liquidation, dissolution or winding up of the Company, the holders of Series D Preferred Stock will be entitled to receive, on a pari passu basis with the holders of the Series C Convertible Preferred Stock, $0.001 par value per share, and in preference to any payment or distribution to any holders of the Series B Convertible Preferred Stock, $0.001 par value per share, or common stock, an amount per share equal to the Series D Stated Value plus the amount of any accrued and unpaid dividends. If, at any time while the Series D Preferred Stock is outstanding, the Company effects any reorganization, merger or consolidation of the Company, sale of substantially all of its assets, or other specified transaction (each, as defined in the Series D Certificate of Designation, a “Fundamental Transaction”), a holder of the Series D Preferred Stock will have the right to receive any shares of the acquiring corporation or other consideration it would have been entitled to receive if it had been a holder of the number of shares of common stock then issuable upon conversion in full of the Series D Preferred Stock immediately prior to the Fundamental Transaction. Each share of Series D Preferred Stock is convertible at any time at the holder’s option into that number of fully paid and nonassessable shares of common stock determined by dividing the Series D Stated Value by the conversion price of $0.50 (subject to adjustment as set forth in the Series D Certificate of Designation). No fractional shares will be issued upon the conversion of the Series D Preferred Stock. Except as otherwise provided in the Series D Certificate of Designation or as otherwise required by law, the Series D Preferred Stock has no voting rights.

Convertible Notes and Accrued Interest

The outstanding balance of convertible notes, including accrued interest, were as follows:

	As of May 31,
	2022			2021
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total	November 2020 Note	April 2, 2021 Note	April 23, 2021 Note	Total
Convertible notes payable outstanding principal	$9,819	$28,500	$38,319	$13,500	$28,500	$28,500	$70,500
Less: Unamortized debt discount and issuance costs	(512)	(1,566)	(2,078)	(1,204)	(3,232)	(3,317)	(7,753)
Convertible notes payable, net	9,307	26,934	36,241	12,296	25,268	25,183	62,747
Accrued interest on convertible notes	2,599	3,375	5,974	1,258	447	302	2,007
Outstanding convertible notes payable, net and accrued interest	$11,906	$30,309	$42,215	$13,554	$25,715	$25,485	$64,754

Changes in the outstanding balance of convertible notes, including accrued interest, were as follows:

(in thousands)	November 2020 Note	April 2, 2021 Note	April 23, 2021 Note	Total
Outstanding balance at May 31, 2021	$13,554	$25,715	$25,485	$64,754
Amortization of issuance discount and costs	98	1,197	1,750	3,045
Interest expense	192	2,152	3,073	5,417
Fair market value of shares exchanged for repayment	(18,495)	(23,578)	—	(42,073)
Difference between market value of common shares and reduction of principle	4,651	6,421	—	11,072
Outstanding balance at May 31, 2022	$—	$11,907	$30,308	$42,215

Long-term Convertible Note – March 2020 Note

During the preparation and audit of the annual financial statements as of and for the fiscal year ended May 31, 2022, the Company concluded that a material error was identified in how the Company was accounting for common stock issued to settle certain convertible note obligations dating back to fiscal year 2021. The Company had been accounting for these transactions in accordance with debt extinguishment accounting. However, although the contractual terms did not explicitly describe the transactions as induced conversions, the transactions should be accounted for as induced conversions rather than extinguishments of debt and are therefore subject to induced conversion accounting. The error resulted in an understatement of the non-cash loss on induced conversion and additional paid-in capital. The Company recorded an adjustment to loss on convertible debt induced conversion of approximately $3.1 million in the fiscal year ended May 31, 2021. Refer to Note 14, Restatement for additional information.

Long-term Convertible Note – July 2020 Note

During the preparation and audit of the annual financial statements as of and for the fiscal year ended May 31, 2022, the Company concluded that a material error was identified in how the Company was accounting for common stock issued to settle certain convertible note obligations dating back to fiscal year 2021. The Company had been accounting for these transactions in accordance with debt extinguishment accounting. However, although the contractual terms did not explicitly describe the transactions as induced conversions, the transactions should be accounted for as induced conversions rather than extinguishments of debt and are therefore subject to induced conversion accounting. The error resulted in an understatement of the non-cash loss on convertible induced conversion and additional paid-in capital. The Company recorded an adjustment to loss on convertible induced conversion of approximately $14.1 million in the fiscal year ended May 31, 2021. Refer to Note 14, Restatement for additional information.

Long-term Convertible Note – November 2020 Note

On November 10, 2020, the Company entered into a securities purchase agreement pursuant to which the Company issued a secured convertible promissory note with a two-year term to an institutional accredited investor in the initial principal amount of $28.5 million (the “November 2020 Note”). The Company received consideration of $25.0 million, reflecting an original issue discount of $3.4 million and issuance costs of $0.1 million.

Interest accrued at an annual rate of 10% on the outstanding balance, with the outstanding balance convertible into shares of common stock at an initial conversion price of $10.00 per share upon five trading days’ notice, subject to certain adjustments and volume and ownership limitations specified in the November 2020 Note. The November 2020 Note was secured by all the assets of the Company, excluding the Company’s intellectual property.

In addition, the Company was obligated to make monthly payments to reduce the outstanding balance of the note. During the year ended May 31, 2021 and subsequent to the issuance of the November 2020 Note, the Company and the institutional investor entered into separately negotiated agreements whereby portions of the November 2020 Note were partitioned into new notes, and the November 2020 Note was reduced by the balance of the new notes. The new notes were exchanged concurrently with issuance for shares of the Company’s common stock.

On June 11, 2021, June 21, 2021, and June 30, 2021, in partial satisfaction of the June 2021 debt redemption amount on the November 2020 Note, the Company and the investor entered into separately negotiated exchange agreements, pursuant to which the November 2020 Note was partitioned into new notes (the “June 2021 Partitioned Notes”) with a principal balance of $6.0 million. The Company and the holder of the November 2020 Note agreed to defer the remaining $1.5 million of the June 2021 debt redemption amount. The outstanding balance of the November 2020 Note was reduced by the June 2021 Partitioned Notes, and the Company and the investor exchanged the June 2021 Partitioned Notes for approximately 4.2 million shares of the Company’s common stock.

On July 14, 2021 and July 27, 2021, in partial satisfaction of the July 2021 debt reduction amount, the Company and the November 2020 Note holder entered into exchange agreements, pursuant to which the November 2020 Note was partitioned into new notes (the “July 2021 Partitioned Notes”) with a principal amount of $4.0 million. The Company and the holder of the November 2020 Note agreed to defer the remaining $3.5 million of the July 2021 debt redemption amount. The outstanding balance of the November 2020 Note was reduced by the July 2021 Partitioned Notes. The Company and the investor exchanged the July 2021 Partitioned Notes for approximately 3.2 million shares of common stock.

On August 4, 2021, August 16, 2021, and August 30, 2021, in partial satisfaction of the August 2021 debt reduction amount, the Company and the November 2020 Note holder entered into exchange agreements, pursuant to which the remaining principal and accrued balance of the November 2020 Note was partitioned into new notes (the “August 2021 Partitioned Notes”) with a principal amount of $4.9 million. The Company and the holder of the November 2020 Note agreed to defer the remaining $2.6 million of the August 2021 debt reduction amount. The Company and the investor exchanged the August 2021 Partitioned Notes for approximately 4.4 million shares of common stock. Following the redemption, the obligation under the November 2020 Note was fully satisfied.

The Company accounted for the restructured partitioned notes and exchange settlements as induced conversion and, accordingly, recorded an aggregate loss on convertible debt induced conversion of $4.7 and $6.4 million in the years ended May 31, 2022 and 2021, respectively.

During the preparation and audit of the annual financial statements as of and for the fiscal year ended May 31, 2022, the Company concluded that a material error was identified in how the Company was accounting for common stock issued to settle certain convertible note obligations dating back to fiscal year 2021. The Company had been accounting for these transactions in accordance with debt extinguishment accounting. However, although the contractual terms did not explicitly describe the transactions as induced conversions, the transactions should be accounted for as induced conversions rather than extinguishments of debt and are therefore subject to induced conversion accounting. The error resulted in an understatement of the non-cash loss on induced conversion and additional paid-in capital. The Company recorded an adjustment to loss on induced conversion of approximately $13.9 million and $2.0 million in the fiscal years ended May 31, 2022 and May 31, 2021, respectively. Refer to Note 14, Restatement for additional information.

Long-term Convertible Note – April 2, 2021 Note

On April 2, 2021, the Company entered into a securities purchase agreement pursuant to which the Company issued a secured convertible promissory note with a two-year term with the holder of the November 2020 Note in the initial principal amount of $28.5 million (the “April 2, 2021 Note”). The Company received consideration of $25.0 million, reflecting an original issue discount of $3.4 million and issuance costs of $0.1 million.

Interest accrues at an annual rate of 10% on the outstanding balance, with the rate increasing to the lesser of 22% per annum or the maximum rate permitted by applicable law upon occurrence of an event of default. In addition, upon any event of default, the investor may accelerate the outstanding balance payable under the April 2, 2021 Note; upon such acceleration, the outstanding balance will increase automatically by 15%, 10% or 5%, depending on the nature of the event of default. The events of default are listed in Section 4 of the April 2, 2021 Note filed as Exhibit 4.1 to the Company’s Current Report on Form 8-K filed on April 8, 2021 and incorporated by reference. The April 2, 2021 Note is secured by all the assets of the Company, excluding the Company’s intellectual property.

Pursuant to the terms of the securities purchase agreement and the April 2, 2021 Note, the Company must obtain the investor’s consent before assuming additional debt with aggregate net proceeds to the Company of less than $50.0 million. In the event of any such approval, the outstanding principal balance of the April 2, 2021 Note will increase automatically by 5% upon the issuance of such additional debt.

The investor may convert all or any part the outstanding balance of the April 2, 2021 note into shares of common stock at an initial conversion price of $10.00 per share upon five trading days’ notice, subject to certain adjustments and volume and ownership limitations. In addition to standard anti-dilution adjustments, the conversion price of the April 2, 2021 Note is subject to full-ratchet anti-dilution protection, pursuant to which the conversion price will be automatically reduced to equal the effective price per share in any new offering by the Company of equity securities that have registration rights, are registered or become registered under the Securities Act of 1933, as amended (the “Securities Act”). The April 2, 2021 Note provides for liquidated damages upon failure to deliver common stock within specified timeframes and requires the Company to maintain a share reservation of 6.0 million shares of common stock. The investor may redeem any portion of the note, at any time beginning six months after the issue date upon three trading days’ notice, subject to a maximum monthly redemption amount of $3.5 million. The April 2, 2021 Note requires the Company to satisfy its redemption obligations in cash within three trading days of the Company’s receipt of such notice. The Company may prepay the outstanding balance of the note, in part or in full, plus a 15% premium, at any time upon 15 trading days’ notice.

In addition, beginning in May 2021 and for each of the following five months, the Company was obligated through end of November 2021, at discretion of the noteholder, to reduce the outstanding balance of the April 2, 2021 Note by $7.5 million per month. Payments under the November 2020 Note and the April 23, 2021 Note, described below, could be applied toward the payment of each monthly debt reduction amount. These payments are not subject to the 15% prepayment premium, which would otherwise be triggered if the Company were to make payments against such notes exceeding the allowed maximum monthly redemption amount.

The conversion feature of the April 2, 2021 Note was analyzed under ASC 815, Derivatives and Hedging, to determine if it achieved equity classification or required bifurcation as a derivative instrument. The embedded conversion feature was considered indexed to the Company’s own stock and met the conditions for equity classification. Accordingly, the embedded conversion feature did not require bifurcation from the host instrument. The Company determined there was no beneficial conversion feature since the effective conversion rate was greater than the market value of the Company’s common stock upon issuance. Certain default put provisions were considered not to be clearly and closely related to the host instrument, but the Company concluded that the value of these default put provisions was de minimis. The Company evaluates the value of the default put provisions each reporting period to determine if the value becomes material to the financial statements.

In September 2021, the Company and the holder of the April 2, 2021 Note agreed to defer the $7.5 million September 2021 debt redemption amount.

On October 5, 2021 and October 21, 2021, in partial satisfaction of the October 2021 debt reduction amount, the Company and the April 2, 2021 Note holder entered into exchange agreements, pursuant to which the April 2, 2021 Note was partitioned into new notes (the “October 2021 Partitioned Notes”) with a principal amount of $5.0 million. The Company and the holder of the April 2, 2021 Note agreed to defer the remaining October 2021 debt redemption amount of $2.5 million. The outstanding balance of the April

2, 2021 Note was reduced by the October 2021 Partitioned Notes. The Company and the investor exchanged the October 2021 Partitioned Notes for approximately 3.9 million shares of common stock.

On November 2, 2021 and November 16, 2021, in partial satisfaction of the outstanding principal amount, the Company and the April 2, 2021 note holder entered into exchange agreements, pursuant to which the April 2, 2021 Note was partitioned into new notes (the “November 2021 Partitioned Notes”) with a principal amount of $4.0 million. The Company and the investor exchanged the November 2021 Partitioned Notes for approximately 4.2 million shares of common stock.

On December 7, 2021 and December 29, 2021, in partial satisfaction of the outstanding principal amount, the Company and the April 2, 2021 note holder entered into exchange agreements, pursuant to which the April 2, 2021 Note was partitioned into new notes (the “December 2021 Partitioned Notes”) with a principal amount of $4.0 million. The Company and the investor exchanged the December 2021 Partitioned Notes for approximately 4.8 million shares of common stock.

On January 19, 2022, in partial satisfaction of the outstanding principal amount, the Company and the April 2, 2021 Note holder entered into an exchange agreement, pursuant to which the April 2, 2021 Note was partitioned into a new note (the “January 2022 Partitioned Note”) with a principal amount of $2.5 million. The Company and the investor exchanged the January 2022 Partitioned Note for approximately 5.4 million shares of common stock.

On February 18, 2022, in partial satisfaction of the outstanding principal amount, the Company and the April 2, 2021 Note holder entered into an exchange agreement, pursuant to which the April 2, 2021 Note was partitioned into a new note (the “February 2022 Partitioned Note”) with a principal amount of $3.2 million. The Company and the investor exchanged the February 2022 Partitioned Note for approximately 7.0 million shares of common stock.

The Company accounted for the restructured partitioned notes and exchange settlements as induced conversion, and, accordingly, recorded an aggregate loss on convertible debt induced conversion of $6.4 million in the year ended May 31, 2022; none in fiscal year ended May 31, 2021.

During the preparation of the annual financial statements as of and for the period ended May 31, 2022, the Company’s auditor identified an error in how the Company was accounting for common stock issued to settle certain convertible note obligations dating back to fiscal year 2021. The Company was accounting for these transactions in accordance with debt extinguishment accounting, not conversion inducement accounting. However, these transactions are considered to be an induced conversion rather than an extinguishment of debt although not explicitly stated. The error resulted in an understatement of the non-cash loss on induced conversion and additional paid-in capital. The Company recorded an adjustment to loss on induced conversion of approximately $12.4 million in the fiscal year ended May 31, 2022. Refer to Note 14, Restatement for additional information.

Long-term Convertible Note – April 23, 2021 Note

On April 23, 2021, the Company entered into a securities purchase agreement pursuant to which the Company issued a secured convertible promissory note with a two-year term to an institutional accredited investor affiliated with the holder of the November 2020 and April 2, 2021 Notes in the initial principal amount of $28.5 million (the “April 23, 2021 Note”). The Company received consideration of $25.0 million, reflecting an original issue discount of $3.4 million and issuance costs of $0.1 million. The April 23, 2021 Note is secured by all the assets of the Company, excluding the Company’s intellectual property.

Interest accrues at an annual rate of 10% on the outstanding balance of the April 23, 2021 Note, with the rate increasing to the lesser of 22% per annum or the maximum rate permitted by applicable law upon the occurrence of an event of default. In addition, upon any event of default, the investor may accelerate the outstanding balance payable under the April 23, 2021 Note; upon such acceleration, the outstanding balance will increase automatically by 15%, 10% or 5%, depending on the nature of the event of default. The events of default are listed in Section 4 of the April 23, 2021 Note filed as Exhibit 4.1 to the Company’s Current Report on Form 8-K filed on April 29, 2021 and incorporated by reference.

The investor may convert all or any part of the outstanding balance into shares of common stock at an initial conversion price of $10.00 per share upon five trading days’ notice, subject to certain adjustments and volume and ownership limitations specified in the April 23, 2021 Note. In addition to standard anti-dilution adjustments, the conversion price of the April 23, 2021 Note is subject to full-ratchet anti-dilution protection, pursuant to which the conversion price will be automatically reduced to equal the effective price per share in any new offering by the Company of equity securities that have registration rights, are registered or become registered under the Securities Act. The April 23, 2021 Note provides for liquidated damages upon failure to deliver common stock within specified timeframes and requires the Company to maintain a share reservation of 6.0 million shares of common stock.

The investor may redeem any portion of the April 23, 2021 Note, at any time beginning six months after the issue date, upon three trading days’ notice, subject to a maximum monthly redemption amount of $7.0 million. The April 23, 2021 Note requires the Company to satisfy its redemption obligations in cash within three trading days of the Company’s receipt of such notice. The Company may prepay the outstanding balance of the April 23, 2021 Note, in part or in full, plus a 15% premium, at any time upon 15 trading days’ notice.

Pursuant to the terms of the securities purchase agreement and the April 23, 2021 Note, the Company must obtain the investor’s consent before assuming additional debt with aggregate net proceeds to the Company of less than $75.0 million. In the event of any such approval, the outstanding principal balance of the April 23, 2021 Note will increase automatically by 5% upon the issuance of such additional debt.

The conversion feature in the April 23, 2021 Note was analyzed under ASC 815, Derivatives and Hedging, to determine if it achieved equity classification or required bifurcation as a derivative instrument. The embedded conversion feature was considered indexed to the Company’s own stock and met the conditions for equity classification. Accordingly, the embedded conversion feature does not require bifurcation from the host instrument. The Company determined there was no beneficial conversion feature since the effective conversion rate was greater than the market value of the Company’s common stock upon issuance. Certain default put provisions were not considered to be clearly and closely related to the host instrument, but the Company concluded that the value of these default put provisions was de minimis. The Company evaluates the value of the default put provisions each reporting period to determine if the value becomes material to the financial statements.

The holders of the April 2 and April 23 Notes have waived provisions in the notes that would have resulted in the imposition of a default interest rate, a downward adjustment in the conversion price, or any other default, breach or imposition of a penalty. The related transactions consisted of the issuance of warrants to purchase 30 million shares of common stock with registration rights to the Indemnitors pursuant to the Backstop Agreement, and the grant of a security interest in the Company’s intellectual property to Indemnitors that are parties to the Backstop Agreement. The noteholders also waived similar rights relating to the issuances of approximately 13 million shares of common stock and shares underlying warrants to investors between February and March 2022, in private placements conducted by the Company. Refer to Note 7, Equity Awards for additional information.

The Company fully satisfied its obligations under a number of notes previously outstanding in fiscal year 2021; there were no outstanding balances associated with these notes as of May 31, 2022.